Trade Receivables, Net - Summary of Loss Allowance For Current Financial Assets At FVTOCI (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Net Amount	$ 6,182,804	$ 197,093	$ 6,532,508
Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Gross carrying amount	6,182,804	197,093	6,532,508
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 6,182,804	$ 197,093	$ 6,532,508
Not past due [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 6,072,904	$ 193,590	$ 6,407,425
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 6,072,904	$ 193,590	$ 6,407,425
Less than 1 month [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 38	$ 1	$ 5,549
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 38	$ 1	$ 5,549
1 to 3 months [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 109,547	$ 3,492	$ 106,134
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 109,547	$ 3,492	$ 106,134
More than 91 days [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 315	$ 10	$ 13,400
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 315	$ 10	$ 13,400